Inventory (Tables)	6 Months Ended
Apr. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory Net Comprised	Inventory, net comprised of the following:
	April 30, 2023	October 31, 2022
Finished goods	490,994	628,187
Total, net	490,994	628,187